Segment Information - Significant Clients (Details)	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Canadian Nuclear Laboratories
Revenue
Percentage of benchmark derived from specified source	12.00%
Government Contracts Concentration Risk | Revenue | U.S. federal government
Revenue
Percentage of benchmark derived from specified source	21.00%	20.00%	21.00%